                              LIFE & ANNUITY TRUST

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1996

                             ASSET ALLOCATION FUND
                             GROWTH AND INCOME FUND
                               MONEY MARKET FUND
                        U.S. GOVERNMENT ALLOCATION FUND

LIFE & ANNUITY TRUST
ASSET ALLOCATION FUND

The Asset Allocation Portfolio is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"). BZW Barclays Fund Advisors ("BGFA") serves as sub-investment adviser. Looking at the asset classes through the framework of a model gives the advantage of assessing the relative attractiveness of stocks, bonds, and cash consistently through time.

Q. How did the Asset Allocation Fund perform for the six-month period ended June 30, 1996?

A. The Asset Allocation Fund posted a year-to-date total return of 3.76% -- after fee waivers -- for the period ended June 30, 1996. Average annual return since inception is 12.72%.

Q. Total return has been modest compared to 1995. Why?

A. The Asset Allocation Fund allocates across common stocks, U.S. Treasury Bonds and money market instruments. The return for stocks and bonds have been modest year-to-date 1996 relative to the first six months of 1995. The asset class returns were: 10.09% versus 20.21% for stocks (represented by the S&P 500 Index); -7.57% versus 18.89% for bonds (represented by the Lehman Brothers U.S. Treasury Bond Index); and 2.76% versus 3.05% for cash (represented by the IBC/Donoghue Money Fund Average) for the first six months of 1996 and 1995, respectively.* In addition to the 1996 returns being modest relative to 1995, the returns have also been achieved in a comparatively stable stream, that is, there has been little monthly variation. When this is the case, there is little value to be gained from shifting across the asset classes. Therefore, Fund gains are unlikely to exceed the return of any one asset class.

Q. What is the Fund's outlook for the remainder of 1996?

A. Currently the model employed by the Fund indicates that equities are modestly overvalued relative to bonds and bonds are fairly valued relative to cash. However, significant changes in any of these markets would serve to change this outlook at any time during the year.

Q. During 1994 and 1995, stocks and bonds seemed to track together -- both down, then both up. Has there been a fundamental change in the relationship between these two classes? How have they done relative to one another in 1996?

A. The stock and bond markets are generally related, often moving together over various time periods such as we saw in 1994 and 1995. However, these markets are not intrinsically linked, and it is when they differ significantly from each other and/or when markets are extremely volatile that asset allocation strategies are most likely to add value. 1996 provides an example of both an increase in volatility and a decrease in the tracking between stocks and bonds. While equities have been steadily moving upward throughout the first two quarters of 1996, bonds have been steadily moving in the opposite direction, demonstrating a distinct reversal of the situation over the previous two years, and belying the notion that there has been a fundamental change in the relationship between these two asset classes.

--------------------------------------------------------------------------------
      * The S&P 500 Index is an unmanaged index of 500 widely held common stocks, representing industrial, financial, utility and transportation companies, listed or traded on national exchanges and the over-the-counter market. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index comprised of Treasury bonds with maturities between 10 and 30 years. The IBC/Donoghue Money Fund Average is comprised of the average yields of over 600 taxable money funds.

Q. What is the basis behind the Asset Allocation strategy?

A. The asset allocation strategy provides a quantitative, disciplined, risk-controlled approach to tactical asset allocation. The key elements of the strategy are consensus-based forecasts of intrinsic market value, including a dividend discount model, bond yield-to-maturity, and current cash yield. The optimal allocation is based on the expected spreads between the risk and reward of the asset classes.

Q. The asset allocation model has been largely unchanged since the addition of cash to the mix during the '80's. What refinements have been made or are being contemplated?

A. The asset allocation strategy has been refined over the past ten years. These include refinements to the dividend discount model, estimation of cash risk, and the addition of real cash yield. We expect additional refinements to the strategy over the next quarter including aggregate measures of corporate insider evaluations of market value.

LIFE & ANNUITY TRUST ASSET ALLOCATION FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

                                                                                INTEREST        MATURITY
 PRINCIPAL                              SECURITY NAME                             RATE            DATE             VALUE
                  U.S. TREASURY SECURITIES (48.73%)
$ 1,200,000       U.S. Treasury Bonds                                             7.13%         02/15/23        $ 1,212,000
    700,000       U.S. Treasury Bonds                                             7.25          05/15/16            717,063
  1,100,000       U.S. Treasury Bonds                                             7.25          08/15/22          1,127,153
  2,600,000       U.S. Treasury Bonds                                             7.63          02/15/25          2,803,125
  2,700,000       U.S. Treasury Bonds                                             7.88          02/15/21          2,958,188
  2,800,000       U.S. Treasury Bonds                                             8.00          11/15/21          3,115,871
  1,100,000       U.S. Treasury Bonds                                             8.75          05/15/17          1,305,217
  3,400,000       U.S. Treasury Bonds                                             8.75          08/15/20          4,065,125
  1,550,000       U.S. Treasury Bonds                                             8.88          02/15/19          1,869,201
    600,000       U.S. Treasury Bonds                                             9.00          11/15/18            731,437
                                                                                                                -----------
                  TOTAL U.S. TREASURY SECURITIES                                                                $19,904,380
                  (Cost $20,001,919)
                  SHORT-TERM INSTRUMENTS (49.90%)
$10,556,000       U.S. Treasury Bills +                                           4.34%*        07/11/96        $10,540,617
  5,200,000       U.S. Treasury Bills +                                           4.87 *        08/08/96          5,172,588
  1,219,000       U.S. Treasury Bills +                                           4.92 *        08/15/96          1,211,481
    202,000       U.S. Treasury Bills                                             5.06 *        08/29/96            200,385
    655,000       U.S. Treasury Bills                                             5.15 *        09/12/96            648,305
  2,634,000       U.S. Treasury Bills +                                           5.18 *        09/19/96          2,603,970
                                                                                                                -----------
                  TOTAL SHORT-TERM INSTRUMENTS                                                                  $20,377,346
                  (Cost $20,378,246)
                  TOTAL INVESTMENTS IN SECURITIES
                  (Cost $40,380,165)** (Notes 1 & 3)     98.63%                                                 $40,281,726
                  Other Assets and Liabilities, Net       1.37                                                      557,908
                                                        ------                                                  -----------
                  TOTAL NET ASSETS                      100.00%                                                 $40,839,634
                                                        ======                                                  ===========

--------------------------------------------------------------------------------
 * Yield to maturity.
 + These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

                Gross Unrealized Appreciation         $ 286,793
                Gross Unrealized Depreciation          (385,232)
                                                      ---------
                NET UNREALIZED DEPRECIATION           $ (98,439)
                                                      =========

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
GROWTH AND INCOME FUND

Robert W. Bissell has been responsible for the day-to-day management of the portfolio of the Growth and Income Fund since its inception, excluding the period from October 1, 1995 to February 14, 1996. Mr. Bissell joined Wells Fargo Bank at the time of its merger with Crocker Bank and has been with the combined organization for over 20 years. Prior to joining Wells Fargo Bank, he was a vice president and investment counsel with M.H. Edie Investment Counseling, where he managed institutional and high-net worth portfolios. Mr. Bissell holds a finance degree from the University of Virginia. He is a chartered financial analyst and a member of the Los Angeles Society of Financial Analysts.

Brian K. Mulligan has been responsible for the day-to-day management of the portfolio of the Growth and Income Fund since October 1, 1995. Mr. Mulligan is also co-manager of the Wells Fargo Core Equities Group. He is a vice president and manager of the San Francisco Investment Office, where he is primarily responsible for personal accounts including individuals, charitable foundations and IRAs. He also covers, from a research standpoint, the telecommunications and electric utilities industries. Mr. Mulligan was graduated from Skidmore College with a B.S. degree in business management. He is a chartered financial analyst and serves as a member of the staff of graders. In addition, Mr. Mulligan is a former member of the Board of Governors for the Los Angeles Society of Financial Analysts and a member of the San Francisco Security Analysts Society.

Q. How did the Growth and Income Fund perform for the six-month period ended June 30, 1996?

A. The Growth and Income Fund posted a year-to-date total return of 10.22% -- after fee waivers -- for the period ended June 30, 1996. Average annual return since inception is 15.89%.

Q. The Fund has done well the first six months of 1996. What has kept it ahead of the S&P 500 Index so far this year?

A. A combination of stock selection and sector emphasis helped the Fund's performance in the first half of 1996. The overweighting of technology and slight overweighting in financial services continues. Electric utilities have been underweighted throughout the first half of the year in response to the upward trend in interest rates. The Capital Goods/Technology sector remains overweighted reflecting strong, longer term earnings growth and attractive valuations for those companies. Financial services were reduced earlier in the year in reaction to higher interest rates and the expectation of declining credit quality. We reduced the weighting in credit card issuers and increased our weighting in insurance companies during the quarter.

Q. Of the sectors you increased at the end of 1995, including biotech, pharmaceutical, and drug retailing, which have done well?

A. These traditional defensive sectors were increased to the portfolio because of their consistent earnings growth. Through the second quarter we increased exposure to international pharmaceuticals where valuations appeared better than the U.S. based companies. Energy and related holdings were also increased during the quarter. The profitability of pipeline, refining, and gas companies is improving, and stock prices could rise as earnings are recorded.

Q. Were there any sector surprises?

A. The Basic Industry sector has proved disappointing thus far. However, better than expected economic growth could trigger better price performance for these economically sensitive stocks. Patient investors may be rewarded given the strong forecasted earnings for these companies.

Q. The Fund may invest up to ten percent of its assets in foreign stocks. What was the Fund's exposure as of the end of June 1996?

A. It was nearly ten percent in foreign stocks. The most attractive positions include Ericsson, Potash, Astra, and SmithKline Beecham. These companies have a global presence, sales world-wide, and a history of consistent earnings.

Q. Does the Fund invest in foreign stocks to offset domestic cycles?

A. The primary intent is to capture additional opportunities. Currency benefits are incidental. Our primary intention is to have exposure to companies with solid earnings and an attractive valuation.

LIFE & ANNUITY TRUST GROWTH AND INCOME FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

SHARES                                      SECURITY NAME                                     COST              VALUE
             COMMON STOCKS (79.06%)
             ADVERTISING (1.50%)
 6,700       Omnicom Group                                                                 $   219,243       $   311,550
             AUTOMOBILE & RELATED (4.03%)
12,900       Danaher Corp                                                                  $   419,345       $   561,150
 5,300       General Motors Corp                                                               258,489           277,588
                                                                                            ----------       -----------
                                                                                           $   677,834       $   838,738
             BASIC INDUSTRIES (3.49%)
 3,100       Aluminum Co of America                                                        $   190,533       $   177,863
 5,300       Case Corp                                                                         282,999           254,400
 9,000       Monsanto Co                                                                       190,208           292,500
                                                                                            ----------       -----------
                                                                                           $   663,740       $   724,763
             BIOTECHNOLOGY (0.68%)
 2,800       Genzyme Corp -- General Division +                                            $   176,625       $   140,700
             COMMERCIAL SERVICES (3.09%)
 8,000       CUC International Inc +                                                       $   244,304       $   284,000
 6,200       Service Corp International                                                        270,098           356,500
                                                                                            ----------       -----------
                                                                                           $   514,402       $   640,500
             COMPUTER SOFTWARE (5.59%)
 5,400       First Data Corp                                                               $   366,900       $   429,975
 7,000       Oracle Systems Corp +                                                             236,833           276,063
 8,523       Reynolds & Reynolds Co Class A                                                    362,695           453,850
                                                                                            ----------       -----------
                                                                                           $   966,428       $ 1,159,888
             COMPUTER SYSTEMS (7.18%)
 8,600       Cisco Systems Inc +                                                           $   354,120       $   486,975
 9,250       Danka Business Systems Plc                                                        372,389           270,563
 3,500       Hewlett Packard Co                                                                297,573           348,688
14,500       Komag Inc +                                                                       442,763           382,438
                                                                                            ----------       -----------
                                                                                           $ 1,466,845       $ 1,488,664
             ELECTRICAL EQUIPMENT (1.12%)
 4,700       Thermedics Inc +                                                              $   105,818       $   117,500
 2,200       Varian Associates Inc                                                             132,176           113,850
                                                                                            ----------       -----------
                                                                                           $   237,994       $   231,350

LIFE & ANNUITY TRUST GROWTH AND INCOME FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

SHARES                                      SECURITY NAME                                     COST              VALUE
             ENERGY & RELATED (9.94%)
 3,500       Anadarko Petroleum Corp                                                       $   158,114       $   203,000
 8,000       Ashland Inc                                                                       334,544           317,000
 2,100       Mobil Corp                                                                        208,800           235,463
17,700       Reading & Bates Corp +                                                            356,993           391,613
 7,780       Sonat Inc                                                                         262,511           350,100
 3,100       Texaco Inc                                                                        222,348           260,013
10,500       Ultramar Corp                                                                     315,214           304,500
                                                                                            ----------       -----------
                                                                                           $ 1,858,524       $ 2,061,689
             FINANCE & RELATED (12.42%)
 3,500       Aetna Life & Casualty Co                                                      $   248,780       $   250,250
 2,500       American International Group Inc                                                  237,179           246,563
13,000       Block (H & R) Inc                                                                 460,631           424,125
 3,000       Citicorp                                                                          171,424           247,875
 4,500       Federal Home Loan Mortgage Corp                                                   377,614           384,750
 5,700       Household International Inc                                                       306,311           433,200
 8,500       MBNA Corp                                                                         222,891           242,250
14,200       Schwab (Charles) Corp                                                             312,640           347,900
                                                                                            ----------       -----------
                                                                                           $ 2,337,470       $ 2,576,913
             FOOD & RELATED (2.32%)
 2,650       Philip Morris Co Inc                                                          $   241,596       $   275,600
10,000       Ralcorp Holdings Inc +                                                            237,086           206,250
                                                                                            ----------       -----------
                                                                                           $   478,682       $   481,850
             HEALTHCARE (2.66%)
14,800       Tenet Healthcare Corp +                                                       $   317,768       $   316,350
 4,650       United Healthcare Corp                                                            284,252           234,825
                                                                                            ----------       -----------
                                                                                           $   602,020       $   551,175
             MANUFACTURING PROCESSING (4.27%)
 4,400       Allied Signal Inc                                                             $   197,139       $   251,350
 3,700       Harsco Corp                                                                       184,739           248,825
 2,800       Potash Corp of Saskatchewan Inc                                                   189,983           185,500
 4,800       Thermo Electron Corp +                                                            173,233           199,800
                                                                                            ----------       -----------
                                                                                           $   745,094       $   885,475
             MEDICAL EQUIPMENT & SUPPLIES (0.64%)
 2,800       Baxter International Inc                                                      $   124,898       $   132,300

             PHARMACEUTICALS (3.47%)
 9,000       Astra AB ADR Class A                                                          $   403,875       $   393,750
 6,000       Smithkline Beecham Plc                                                            308,730           326,250
                                                                                            ----------       -----------
                                                                                           $   712,605       $   720,000

LIFE & ANNUITY TRUST GROWTH AND INCOME FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

SHARES                                      SECURITY NAME                                     COST              VALUE
             RETAIL & RELATED (5.62%)
 6,000       Gap Inc                                                                       $   172,342       $   192,750
 5,000       Gillette Co                                                                       269,190           311,875
14,900       Mattel Inc                                                                        355,575           426,513
 7,900       Rite Aid Corp                                                                     247,743           235,025
                                                                                            ----------       -----------
                                                                                           $ 1,044,850       $ 1,166,163
             SEMICONDUCTORS (2.99%)
 6,300       Intel Corp                                                                    $   343,313       $   462,656
 6,100       LSI Logic Corp +                                                                  188,273           158,600
                                                                                            ----------       -----------
                                                                                           $   531,586       $   621,256
             TELECOMMUNICATIONS (8.06%)
14,400       Airtouch Communications +                                                     $   441,934       $   406,800
 6,400       Alltel Corp                                                                       184,527           196,800
28,300       Ericson Telefonaktiebolaget L M Class B                                           562,955           608,450
 8,300       WorldCom Inc +                                                                    350,985           459,613
                                                                                            ----------       -----------
                                                                                           $ 1,540,401       $ 1,671,663
             TOTAL COMMON STOCKS                                                           $14,899,241       $16,404,637
             PREFERRED STOCKS (0.79%)
             CONVERTIBLES (0.79%)
 8,000       First Chicago NBD Corp expires 02/15/1997                                     $   146,504       $   164,000

LIFE & ANNUITY TRUST GROWTH AND INCOME FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

                                                                                  INTEREST       MATURITY
PRINCIPAL                                 SECURITY NAME                             RATE           DATE            VALUE
                 CORPORATE BONDS & NOTES (2.36%)
                 CONVERTIBLE CORPORATE BONDS (2.36%)
$  100,000       HFS Inc                                                            4.75%        03/01/03       $   119,000
   250,000       U.S. Office Products Inc                                           5.50%        02/01/01           369,688
                                                                                                                -----------
                 TOTAL CORPORATE BONDS & NOTES                                                                  $   488,688
                 (Cost $354,938)
                 SHORT-TERM INSTRUMENTS (17.71%)
                 U.S. TREASURY BILLS (13.35%)
$2,800,000       U.S. Treasury Bills                                                5.18%*       09/19/96       $ 2,768,522
                 REPURCHASE AGREEMENTS (4.36%)
$  905,000       Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government Securities                  5.30%        07/03/96       $   905,000
                 TOTAL SHORT-TERM INSTRUMENTS                                                                   $ 3,673,522
                 (Cost $3,673,268)
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $19,073,951)** (Notes 1 and
                 3)                                      99.92%                                                 $20,730,847
                 Other Assets and Liabilities, Net        0.08                                                       15,719
                                                        ------                                                  -----------
                 TOTAL NET ASSETS                       100.00%                                                 $20,746,566
                                                        ======                                                  ===========

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

                 Gross Unrealized Appreciation        $2,185,699
                 Gross Unrealized Depreciation          (528,803)
                                                      ----------
                 NET UNREALIZED APPRECIATION          $1,656,896
                                                      ==========

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
MONEY MARKET FUND

Q. How did the Money Market Fund perform for the six-month period ended June 30, 1996?

A. For the period ended June 30, 1996, the Money Market Fund seven-day simple yield was 4.53% -- after fee waivers.

Q. Why is the seven-day yield lower now than it was at the end of 1995?

A. The federal funds target rate and 3-month LIBOR are good indications of the level of interest rates in the money market portion of the yield curve. At the end of 1995 the federal funds target rate was at 5.50% and 3-month LIBOR was at 5.625%. As of June 30, 1996 the federal funds target rate was at 5.25% and 3-month LIBOR was at 5.53%. In late January, the Fed lowered the federal funds target rate from 5.50% to 5.25% in response to a stagnant economy and no fear of inflation. The second quarter was a different story, however, as the U.S. economy heated up, lead by strengths in employment, the housing sector and auto sales.

Q. What do you expect to happen to rates for the rest of 1996?

A. We expect the Fed to tighten monetary policy in the third quarter by raising the Federal funds target rate in response to continued strength in the economy and fears of inflation. Money market rates should increase and the short-end of the yield curve should remain steep.

Q. What will your strategy be in response?

A. With our current outlook on interest rates the Fund has shortened its average days to maturity from 70 days in the first quarter to approximately 50 days as of the end of the first half of the year. If rates are increased, we may extend maturity again to lock in higher yields.

Q. How direct is the impact between changes in the Federal funds target rate and the yields on money market instruments?

A. As discussed before, changes in the Federal funds target rate have a direct effect on money market yields. Money market yields increase as expectations for a higher Federal funds rate increase.

Q. During periods of lower interest rates, does the Fund go "shopping" for the best deals? How does the Fund select investments?

A. Regardless of the level of interest rates, the Fund is always looking for the best deals without compromising credit quality or the integrity of the Fund. Over a period of time, the relative values between government and corporate issues change. These changes present the Fund with opportunities which are evaluated on a continual basis.

LIFE & ANNUITY TRUST MONEY MARKET FUND--JUNE 30, 1996
PORTFOLIO OF INVESTMENTS
(UNAUDITED)

                                                                                INTEREST        MATURITY
PRINCIPAL                               SECURITY NAME                             RATE            DATE             VALUE
                 U.S. TREASURY BILLS (98.18%)
$4,250,000       U.S. Treasury Bills                                              4.34%*        07/11/96        $ 4,244,199
 2,550,000       U.S. Treasury Bills                                              4.87*         08/08/96          2,537,078
 3,250,000       U.S. Treasury Bills                                              5.18*         09/19/96          3,213,467
                                                                                                                -----------
                 TOTAL U.S. TREASURY BILLS                                                                      $ 9,994,744
                 REPURCHASE AGREEMENTS (0.35%)
$   36,000       Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government Securities                5.30%         07/03/96        $    36,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $10,030,744)** (Note 1)        98.53%                                                    $10,030,744
                 Other Assets and Liabilities, Net     1.47                                                         149,149
                                                     ------                                                     -----------
                 TOTAL NET ASSETS                    100.00%                                                    $10,179,893
                                                     ======                                                     ===========

--------------------------------------------------------------------------------
 * Yield to maturity.

** Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
U.S. GOVERNMENT ALLOCATION FUND

The U.S. Government Allocation Portfolio is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"). BZW Barclays Fund Advisors ("BGFA") serves as sub-investment adviser. Looking at the asset classes through the framework of a model gives the advantage of assessing the relative attractiveness of U.S. Treasury bonds, U.S. Treasury notes, and money market instruments consistently through time.

Q. How did the U.S. Government Allocation Fund perform for the six-month period ended June 30, 1996?

A. The U.S. Government Allocation Fund posted a year-to-date total return of -0.52% for the period ended June 30, 1996. Average annual return since inception is 5.98%.

Q. The Fund's performance is down compared to last year. Why?

A. It certainly is a new year in the bond market. After a year of declining yields, the long bond yield has climbed from below 6% at the end of 1995, to 6.9% at the end of the second quarter 1996. Due to the rise in interest rates, the aggregate bond market had a dismal -1.21% return for the first half of 1996. This brought the 1995 bond market rally to a close. The turning point was in mid-February. Bond yields turned decisively upward, when Fed. Chairman Alan Greenspan's positive comments on the renewed strength of the economy dashed hopes of a further rate cut. By the end of the month the long bond yield had risen to 6.47%, 44 basis points higher than the previous month. Since then, interest rates have increased even further as reports of higher-than-expected growth have bolstered fears of inflation. Through the second quarter, with increasing speculation of a possible increase in the federal funds target rate, the long bond yield backed up from 6.7% to 7.2% before settling down to 6.9% at the end of June 1996.

With the increase in interest rates, most bond funds have had returns far lower this year than they did in 1995. The aggregate bond market, measured by the Lehman Aggregate Index, had a -1.21% return and the Intermediate Government Bond market, measured by the Lehman Intermediate Government Bond Index had a -0.01% return. The U.S. Government Allocation Fund, by comparison, had a 0.09% return.

Q. The economy seems to be growing at a strong pace without igniting inflation. Why the concern about inflation?

A. The value of bonds is affected not only by the current rate of inflation, but also by the future rate of inflation. If inflation increases, it erodes the value of the bonds investors hold. Though the current rate of inflation has remained fairly stable, investors appear increasingly concerned that the current pace of job growth and economic growth will spark future inflation.

Q. How has the Fund positioned itself in response to this environment?

A. At the beginning of year, the Fund was positioned with a shorter average weighted maturity and duration than its benchmark, the Intermediate Government Bond Index. This defensive position was coupled with a barbelled allocation between long bonds (20%) and money market instruments (80%) with no allocation to intermediate notes. Through the course of the year, as intermediate yields have risen relative to short-term yields as well as long-term yields, the Fund has been repositioned to more aggressive longer average weighted maturity and duration with an emphasis on the intermediate sector. The allocation at the end of June was 100% to intermediate notes.

Q. What is your outlook for the remainder of 1996?

A. The Fund is designed to take advantage of the relative yield differences between U.S. Treasury issued long bonds, intermediate notes and money market instruments in relation to their risks. Our objective is to position the Fund to make the optimal allocation between these securities and to take advantage of the potential returns while controlling the overall level of risk. The Fund's strategy does not depend on expectations of interest rate increases or decreases in any given year.

Q. Why would an investor choose a Fund that allocates between bills, notes and bonds rather than a Fund that invests in just one asset class?

A. At any point in time, the Fund seeks to invest in the sector that offers the best return at the lowest risk relative to the other sectors. The Fund is designed to take advantage of the potential risk-adjusted returns in either bills, notes or bonds. A fund that is invested exclusively in just one of the three classes cannot offer these advantages.

Q. Other than maturities, are there any other intrinsic differences between the three asset class in the Funds allocation model?

A. No, other than maturities there are no intrinsic differences between the three asset classes. Treasury bills, Treasury notes and Treasury bonds are all direct obligations of the U.S. government and as such are backed by the full faith and credit of the federal government.

LIFE & ANNUITY TRUST U.S. GOVERNMENT ALLOCATION FUND--JUNE 30, 1996 PORTFOLIO OF INVESTMENTS
(UNAUDITED)

                                                                                INTEREST        MATURITY
PRINCIPAL                                SECURITY NAME                            RATE            DATE            VALUE
                 U.S. TREASURY SECURITIES (93.14%)
                 U.S. TREASURY NOTES (93.14%)
$  850,000       U.S. Treasury Notes                                               6.25%        02/15/03        $  834,593
   850,000       U.S. Treasury Notes                                               6.38         08/15/02           842,031
 2,350,000       U.S. Treasury Notes                                               7.50         11/15/01         2,452,813
 1,700,000       U.S. Treasury Notes                                               7.50         05/15/02         1,778,091
   500,000       U.S. Treasury Notes                                               7.88         08/15/01           529,531
   500,000       U.S. Treasury Notes                                               8.00         05/15/01           531,250
                                                                                                                ----------
                 TOTAL U.S. TREASURY SECURITIES                                                                 $6,968,309
                 (Cost $7,049,422)
                 SHORT-TERM INSTRUMENTS (4.77%)
                 U.S. TREASURY BILLS (4.77%)
$   27,000       U.S. Treasury Bills                                               4.82%*       08/01/96        $   26,885
   104,000       U.S. Treasury Bills                                               4.92*        08/15/96           103,359
    34,000       U.S. Treasury Bills                                               5.06*        08/29/96            33,728
    86,000       U.S. Treasury Bills                                               5.15*        09/12/96            85,121
   109,000       U.S. Treasury Bills                                               5.18*        09/19/96           107,757
                                                                                                                ----------
                 TOTAL SHORT-TERM INSTRUMENTS                                                                   $  356,850
                 (Cost $356,831)
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $7,406,253)** (Notes 1 and 3)  97.91%                                                    $7,325,159
                 Other Assets and Liabilities, Net     2.09                                                        156,442
                                                     ------                                                     ----------
                 TOTAL NET ASSETS                    100.00%                                                    $7,481,601
                                                     ======                                                     ==========

--------------------------------------------------------------------------------
 * Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized depreciation consists of:

                Gross Unrealized Appreciation        $  3,027
                Gross Unrealized Depreciation         (84,121)
                                                     --------
                NET UNREALIZED APPRECIATION          $(81,094)
                                                     ========

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996 (UNAUDITED)

                                                            Asset           Growth and            Money           U.S. Government
                                                         Allocation           Income             Market             Allocation
                                                            Fund               Fund               Fund                 Fund
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at identified cost (Note 3)               $40,380,165        $19,073,951        $10,030,744             $7,406,253
In securities, at market value                           $40,281,726        $20,730,847        $10,030,744             $7,325,159
Cash                                                           3,744              1,975                  0                    508
Variation margin of financial futures contracts              110,625                  0                  0                      0
Receivables:
  Dividends and interest                                     434,864             25,725                  5                 99,112
  Due from administrator (Note 2)                                  0                  0                  0                  1,131
  Fund shares sold                                           595,383             88,129            208,608                115,530
Organization expenses, net of amortization                    28,381             29,144             30,025                 29,372
Prepaid expenses                                               5,579              6,520                  0                  1,948
TOTAL ASSETS                                              41,460,302         20,882,340         10,269,382              7,572,760
LIABILITIES
Cash overdraft due to custodian (Note 2)                           0                  0                389                      0
Payables:
  Distribution to shareholders                               509,973             76,870             36,921                 37,465
  Organizational costs                                        38,473             38,473             38,473                 38,473
  Due to administrator                                         9,983              3,997                911                  1,419
  Due to advisor                                              46,847             11,786                 87                      0
Accrued expenses                                              15,392              4,648             12,708                 13,802
TOTAL LIABILITIES                                            620,668            135,774             89,489                 91,159
NET ASSETS                                               $40,839,634        $20,746,566        $10,179,893             $7,481,601
Net assets consist of:
Paid-in capital                                          $39,300,144        $18,457,022        $10,179,713             $7,624,186
Undistributed net realized gain (loss) on investments      1,228,929            632,648                180                (61,491)
Net unrealized appreciation of futures contracts             409,000                  0                  0                      0
Net unrealized appreciation (depreciation) of
  investments                                                (98,439)         1,656,896                  0                (81,094)
NET ASSETS                                               $40,839,634        $20,746,566        $10,179,893             $7,481,601
COMPUTATION OF NET ASSET
  VALUE AND OFFERING PRICE (NOTE 4):
Net assets                                               $40,839,634        $20,746,566        $10,179,893             $7,481,601
Shares outstanding                                         3,574,946          1,468,741         10,179,716                750,087
Net asset value and offering price                            $11.42             $14.13              $1.00                  $9.97
-------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1996
(UNAUDITED)

                                                          Asset           Growth and          Money           U.S. Government
                                                        Allocation          Income            Market            Allocation
                                                           Fund              Fund              Fund                Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                 $      0          $110,201          $      0               $      0
Interest                                                   974,243            61,822           209,466                196,043
TOTAL INCOME                                               974,243           172,023           209,466                196,043
EXPENSES (NOTE 2):
Advisory fees                                              100,222            47,732            18,514                 18,614
Custody fees                                                     0             5,804               680                      0
Portfolio accounting fees                                        0            17,319            14,825                      0
Transfer Agency fees                                         8,352             3,978             2,057                  1,551
Administration fees                                          5,011             2,387             1,234                    931
Amortization of organization expenses                        5,184             5,184             5,184                  5,184
Legal and audit                                             14,918            12,111             9,664                 12,431
Registration fees                                            2,485               497                 0                    497
Directors fees                                               5,595             5,595             5,595                  5,595
Other                                                        2,454             1,109             2,654                  2,557
TOTAL EXPENSES                                             144,221           101,716            60,407                 47,360
Less: Waived Fees and Reimbursed Expenses (Note 2)         (52,097)          (59,432)          (40,165)               (30,470)
Net expenses                                                92,124            42,284            20,242                 16,890
NET INVESTMENT INCOME                                      882,119           129,739           189,224                179,153
REALIZED AND
  UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain (loss) on sale of investments             (1,469)          603,004               180                (61,539)
Net realized gain on sale of futures contracts             899,586                 0                 0                      0
Net unrealized appreciation of futures contracts           225,225                 0                 0                      0
Net unrealized appreciation (depreciation) of
  investments                                             (730,841)          690,078                 0               (136,350)
NET GAIN (LOSS) ON INVESTMENTS                             392,501         1,293,082               180               (197,889)
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $1,274,620        $1,422,821          $189,404               $(18,736)
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                       Asset                           Growth and
                                                                     Allocation                          Income
                                                                        Fund                              Fund
                                                             --------------------------        --------------------------
                                                            (Unaudited)        For the        (Unaudited)        For the
                                                            Six Months          Year          Six Months          Year
                                                               Ended            Ended            Ended            Ended
                                                             June 30,         Dec. 31,         June 30,         Dec. 31,
                                                               1996             1995             1996             1995
--------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                        $882,119         $795,863         $129,739         $110,826
  Net realized gain/loss on sale of investments                  (1,469)       1,687,439          603,004          158,953
  Net realized gain on sale of futures contracts                899,586                0                0                0
  Net unrealized appreciation of futures contracts              225,225          183,775                0                0
  Net unrealized appreciation (depreciation)
    of investments                                             (730,841)         706,398          690,078          947,667
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                   1,274,620        3,373,475        1,422,821        1,217,446
Distributions to shareholders:
  From net investment income                                   (882,119)        (795,863)        (129,739)        (110,826)
  From net realized capital gain                                      0       (1,266,518)               0         (122,419)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                  15,126,794       15,133,424        9,713,659        7,617,935
  Net asset value of shares issued in reinvestment
    of dividend distributions                                   882,119        2,062,380          129,738          233,244
  Cost of shares redeemed                                    (1,028,552)        (503,715)      (1,309,505)         (52,261)
  Net increase in net assets resulting from
    capital share transactions (Note 4)                      14,980,361       16,692,089        8,533,892        7,798,918
INCREASE IN NET ASSETS                                       15,372,862       18,003,183        9,826,974        8,783,119
NET ASSETS
Beginning net assets                                         25,466,772        7,463,589       10,919,592        2,136,473
ENDING NET ASSETS                                           $40,839,634      $25,466,772      $20,746,566      $10,919,592
SHARES ISSUED AND REDEEMED
  Shares sold                                                 1,328,014        1,352,899          712,081          624,798
  Shares issued in reinvestment of dividends and
    distributions                                                77,502          182,663            9,319           18,398
  Shares redeemed                                               (89,832)         (45,222)         (98,600)          (4,706)
NET INCREASE IN SHARES OUTSTANDING                            1,315,684        1,490,340          622,800          638,490
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                          Money                      U.S. Government
                                                                         Market                         Allocation
                                                                          Fund                             Fund
                                                                -------------------------        ------------------------
                                                               (Unaudited)       For the        (Unaudited)      For the
                                                               Six Months          Year         Six Months         Year
                                                                  Ended           Ended           Ended           Ended
                                                                June 30,         Dec. 31,        June 30,        Dec. 31,
                                                                  1996             1995            1996            1995
--------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                           $189,224        $113,358        $179,153        $126,604
  Net realized gain (loss) on sale of investments                      180             409         (61,539)         58,078
  Net unrealized appreciation (depreciation)
    of investments                                                       0               0        (136,350)         69,148
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  189,404         113,767         (18,736)        253,830
Distributions to shareholders:
  From net investment income                                      (189,224)       (113,358)       (179,153)       (126,604)
  From net realized capital gain                                         0            (409)              0         (40,804)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      6,500,678       6,635,924       3,016,539       3,905,350
  Net asset value of shares issued in reinvestment
    of dividend distributions                                      189,191         113,769         179,152         167,408
  Cost of shares redeemed                                       (2,333,504)     (2,417,893)       (371,354)       (169,600)
  Net increase in net assets resulting from
    capital share transactions (Note 4)                          4,356,365       4,331,800       2,824,337       3,903,158
INCREASE IN NET ASSETS                                           4,356,545       4,331,800       2,626,448       3,989,580
NET ASSETS
Beginning net assets                                             5,823,348       1,491,548       4,855,153         865,573
ENDING NET ASSETS                                              $10,179,893      $5,823,348      $7,481,601      $4,855,153
SHARES ISSUED AND REDEEMED
  Shares sold                                                    6,500,678       6,635,924         297,547         381,576
  Shares issued in reinvestment of dividends and
    distributions                                                  189,191         113,769          17,835          16,384
  Shares redeemed                                               (2,333,504)     (2,417,893)        (36,499)        (16,619)
NET INCREASE IN SHARES OUTSTANDING                               4,356,365       4,331,800         278,883         381,341
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

LIFE & ANNUITY TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD ARE AS FOLLOWS:

                                                  Asset Allocation Fund                     Growth and Income Fund
                                          -------------------------------------      -------------------------------------
                                          (Unaudited)                                (Unaudited)
                                            Six                        For the         Six                        For the
                                          Months         Year          Period        Months         Year          Period
                                           Ended         Ended          Ended         Ended         Ended          Ended
                                           June        December       December        June        December       December
                                            30,           31,            31,           30,           31,            31,
                                           1996          1995           1994*         1996          1995          1994**
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of period      $ 11.27         $ 9.71        $ 10.00      $ 12.91        $ 10.30         $10.00
Income from investment operations:
Net investment income                        0.27           0.55           0.30         0.10           0.22           0.14
Net realized and unrealized gains on
  investments                                0.15           2.21          (0.19)        1.22           2.77           0.30
                                           ------         ------         ------       ------         ------         ------
Total from investment operations             0.42           2.76           0.11         1.32           2.99           0.44
Less distributions:
Dividends from net investment income        (0.27)         (0.55)         (0.30)       (0.10)         (0.22)         (0.14)
Distributions from realized capital
  gains                                     (0.00)         (0.65)         (0.10)       (0.00)         (0.16)          0.00
                                           ------         ------         ------       ------         ------         ------
Total from distributions                    (0.27)         (1.20)         (0.40)       (0.10)         (0.38)         (0.14)
                                           ------         ------         ------       ------         ------         ------
Net Asset Value, End of period            $ 11.42        $ 11.27         $ 9.71      $ 14.13        $ 12.91         $10.30
                                           ======         ======         ======       ======         ======         ======
Total Return (not annualized)               3.76%         28.95%          1.13%       10.22%         29.19%          4.47%
Ratios/Supplemental Data:
Net assets, end of period (000)           $40,840        $25,467         $7,464      $20,747        $10,920         $2,136
Number of shares outstanding, end of
  period (000)                              3,575          2,259            769        1,469            846            207
Ratios to average net assets
  (annualized):
Ratio of expenses to average net
  assets(1)                                 0.25%          0.41%          0.00%        0.53%          0.43%          0.00%
Ratio of net investment income to
  average
  net assets(2)                             0.77%          5.58%          6.30%        1.62%          2.05%          3.00%
Portfolio turnover                             0%            97%             0%          55%            84%            21%
Average commission rate paid              $  0.00             --             --      $  0.08             --             --
--------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses                     0.60%          1.22%          2.24%        1.27%          2.02%         10.18%
(2) Ratio of net investment income to
    average net assets prior to waived
    fees and reimbursed expenses            0.42%          4.77%          4.06%        0.88%          0.46%        (7.18)%
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 * The Fund commenced operations on April 15, 1994.
** The Fund commenced operations on April 12, 1994.

LIFE & ANNUITY TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD ARE AS FOLLOWS:

                                                    Money Market Fund                   U.S. Government Allocation Fund
                                          -------------------------------------      -------------------------------------
                                          (Unaudited)                                (Unaudited)
                                            Six                        For the         Six                        For the
                                          Months         Year          Period        Months         Year          Period
                                           Ended         Ended          Ended         Ended         Ended          Ended
                                           June        December       December        June        December       December
                                            30,           31,            31,           30,           31,            31,
                                           1996          1995          1994***        1996          1995         1994****
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of period      $  1.00         $ 1.00         $ 1.00       $10.30         $ 9.63         $10.00
Income from investment operations:
Net investment income                        0.02           0.05           0.03         0.28           0.60           0.40
Net realized and unrealized
  gains/(losses) on investments              0.00           0.00           0.00        (0.33)          0.77          (0.37)
                                           ------         ------         ------        -----          -----          -----
Total from investment operations             0.02           0.05           0.03        (0.05)          1.37           0.03
Less distributions:
Dividends from net investment income        (0.02)         (0.05)         (0.03)       (0.28)         (0.60)         (0.40)
Distributions from realized capital
  gains                                     (0.00)          0.00           0.00        (0.00)         (0.10)         (0.00)
                                           ------         ------         ------        -----          -----          -----
Total from distributions                    (0.02)         (0.05)         (0.03)       (0.28)         (0.70)         (0.40)
                                           ------         ------         ------        -----          -----          -----
Net Asset Value, End of period            $  1.00         $ 1.00         $ 1.00       $ 9.97         $10.30         $ 9.63
                                           ======         ======         ======        =====          =====          =====
Total Return (not annualized)               2.31%          5.41%          2.71%        (0.52)%       14.40%          0.41%
Ratios/Supplemental Data:
Net assets, end of period (000)           $10,180         $5,823         $1,492       $7,482         $4,855           $866
Number of shares outstanding, end of
  period (000)                             10,180          5,823          1,492          750            471             90
Ratios to average net assets
  (annualized):
Ratio of expenses to average net
  assets(1)                                 0.49%          0.42%          0.00%        0.54%          0.45%          0.00%
Ratio of net investment income to
  average net assets(2)                     4.58%          5.15%          4.63%        0.57%          5.82%          7.35%
Portfolio turnover                            N/A            N/A            N/A          32%           405%           130%
Average commission rate paid              $  0.00             --             --      $  0.00             --             --
--------------------------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to average net
    assets prior to waived fees and
    reimbursed expenses                     1.46%          3.83%         11.43%        1.52%          2.46%         12.73%
(2) Ratio of net investment income to
    average net assets prior to waived
    fees and reimbursed expenses            3.60%          1.74%        (6.80)%        4.76%          3.81%        (5.38)%
--------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

 *** The Fund commenced operations on May 19, 1994.
**** The Fund commenced operations on April 26, 1994.

LIFE & ANNUITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 1996 (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

Life and Annuity Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Trust was organized as a Delaware Business Trust on October 28, 1993. The Trust consists of four separate diversified funds (the "Funds"): the Asset Allocation Fund, the Growth and Income Fund, the Money Market Fund, and the U.S. Government Allocation Fund. These Funds invest in a range of securities, generally including money market instruments, equities, and U.S. government securities.

The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

INVESTMENT POLICY AND SECURITY VALUATION

For all of the Funds except the Money Market Fund, investments in securities for which the primary market is a national securities exchange or the Nasdaq National Market System are stated at the last reported sales price on the day of valuation. U.S. Government obligations are valued in a range between the last reported bid and ask prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will be able to do so. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Cash or high quality money market instruments relating to firm commitment purchase agreements and/or futures contracts are segregated by the custodian and may not be sold while the current commitment is outstanding.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized or accreted as required by the Internal Revenue Code (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully

LIFE & ANNUITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 1996 (UNAUDITED)

collateralized based on values that are marked to market daily. The collateral is held by an agent bank. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at June 30, 1996 are collateralized by U.S. Treasury or Federal Agency obligations. The repurchase agreements were entered into on June 28, 1996.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Asset Allocation Fund and the Growth and Income Fund are declared and distributed quarterly. Dividends of the U.S. Government Allocation Fund are declared and distributed monthly. Dividends of the Money Market Fund, are declared daily and distributed monthly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Trust's policy with respect to each Fund is to comply with the requirements of the Code that are applicable to regulated investment companies and to distribute substantially all of the Fund's taxable income and any net realized capital gains to its shareholders. Accordingly, there is no provision for federal or state income taxes.

FUTURES CONTRACTS

The Asset Allocation Fund and the U.S. Government Allocation Fund may purchase futures contracts to gain exposure to market changes as this procedure may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as 'variation margin' and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Asset Allocation Fund and the U.S. Government Allocation Fund may be required to segregate cash or high quality money market instruments in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. On June 30, 1996 the Asset Allocation Fund held the following futures contracts:

                                                                                Notional
                                                                                Contract            Net Unrealized
            Contracts             Type               Expiration Date             Value               Appreciation
               ------------------------------------------------------------------------------------------------
               59             S&P 500 Index           September 1996          $ 19,965,600                $409,000

The Life & Annuity Trust Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $885,000.

LIFE & ANNUITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 1996 (UNAUDITED)

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator and distributor, has charged the Funds for expenses incurred in connection with the organization and initial registration of the Funds. Organizational expenses of $38,473 for each fund are payable to Stephens as of June 30, 1996. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund commenced operations. In the event that any of the initial interests are redeemed during the 60 month amortization period, Stephens will reimburse the Funds for the unamortized balance of the organizational costs in the same proportion as the number of interests reduced bears to the number of initial interests outstanding at the time of redemption.

2.   AGREEMENTS AND OTHER TRANSACTIONS
     WITH AFFILIATES

The Trust has entered into advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB furnishes to the Funds investment guidance and policy direction in connection with daily portfolio management of the funds. Under the contracts with the Asset Allocation Fund, the Growth and Income Fund, and the U.S. Government Allocation Fund, WFB is entitled to a monthly advisory fee at an annual rate of 0.60% of each Fund's average daily net assets. Under the contract with the Money Market Fund, WFB is entitled to a monthly advisory fee at an annual rate of 0.45% of the Fund's average daily net assets.

In connection with the Asset Allocation Fund and the U.S. Government Allocation Fund, the Trust and WFB have entered into sub-advisory contracts with BZW Barclays Global Fund Advisors ("BGFA"). Subject to the overall supervision of Wells Fargo Bank, BGFA is responsible for day-to-day portfolio management of such Funds. BGFA is entitled to receive monthly fees at an annual rate of 0.20% and 0.15% of the average daily net assets of the Asset Allocation Fund and the U.S. Government Allocation Fund, respectively, as compensation for its sub-advisory services. BGFA is an indirect subsidiary of Barclays Bank and is located at 45 Fremont Street, San Francisco, California 94105. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Co. Prior to January 1, 1996. WFNIA served as sub-adviser to the Funds and was entitled to receive the same fees as BGFA. BZW Barclays Global Investors, N.A. ("BGI") acts as custodian to the Asset Allocation Fund and the U.S. Government Allocation Fund. BGI will not be entitled to receive compensation for its services to the Asset Allocation Fund and the U.S. Government Allocation Fund so long as BGFA is entitled to receive fees for providing investment sub-advisory services to such Funds. Prior to January 1, 1996, BGI was known as Wells Fargo Institutional Trust Company N.A. and was an affiliate of WFB.

The Trust has also entered into contracts on behalf of the Growth and Income Fund and the Money Market Fund with WFB for custody servicing and portfolio accounting functions. WFB is entitled to be compensated for custody services based on an annual rate of 0.0167% of the average daily net assets of the Funds, plus transaction charges. For portfolio accounting services, WFB is compensated at a base rate of $2,000 monthly plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million and 0.02% of each Fund's average daily net assets over $100 million.

The Trust has entered into a contract on behalf of each Fund with WFB whereby WFB provides transfer agent servicing functions for each of the Funds. Under the contract, WFB is entitled to an annual rate of 0.05% of the

LIFE & ANNUITY TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 1996 (UNAUDITED)

Funds' average daily net assets unless the net assets of a Fund are under $20 million. For as long as its net assets remain under $20 million, a Fund will not be charged any transfer agent fees by WFB.

The Trust has entered into an administration agreement on behalf of the Funds with Stephens. Under the agreement, Stephens provides supervisory and administrative services to the Funds. For these services, Stephens is entitled to a monthly fee at the annual rate of 0.03% of each of the Fund's average daily net assets.

WAIVED FEES AND REIMBURSED EXPENSES

The following amounts of fees and expenses have been waived and/or reimbursed for the six months ended June 30, 1996:

                                                                                           Waived Fees and
                                                                     Waived Fees         Reimbursed Expenses
                               FUND                                     by WFB            by Administrator              Total
   ---------------------------------------------------------------------------------------------------------------------------
Asset Allocation..................................................     $ 52,097                $     0                     $52,097
Growth and Income.................................................       59,432                      0                      59,432
Money Market......................................................       36,076                  4,089                      40,165
U. S. Government Allocation.......................................       20,165                 10,305                      30,470

--------------------------------------------------------------------------------

Waived fees and reimbursed expenses continue at the discretion of Wells Fargo Bank and the administrator.

All of the officers and some of the directors of the Trust are also officers of Stephens. As of June 30, 1996, Stephens owned 2,893 shares of the Asset Allocation Fund; 2,614 shares of the Growth and Income Fund; 27,088 shares of the Money Market Fund and 2,788 shares of the U.S. Government Allocation Fund.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund for the six months ended June 30, 1996 were as follows:

                                                                   Asset              Growth and            U.S. Government
                                                                Allocation              Income                Allocation
              AGGREGATE PURCHASES AND SALES OF:                    Fund                  Fund                    Fund
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                                             $15,352,113           $         0                $7,480,652
  Sales proceeds                                                          0                     0                 1,262,242
OTHER SECURITIES:
  Purchases at cost                                                       0            13,270,762                         0
  Sales proceeds                                                          0             7,708,962                         0
-------------------------------------------------------------------------------------------------------------------------

The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

4.   CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interests. Capital share transactions for each of the Funds for the six months ended June 30, 1996 and the year ended December 31, 1995 are disclosed in detail in the Statements of Changes in Net Assets.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]